Asset Retirement Obligations and Accrued Environmental Costs (Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability) (Parenthetical) (Detail)
12 Months Ended
Dec. 31, 2021
Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Final decommissioning period	409 years
Undiscounted Cash Flow [Member] | Bottom of range [Member] | Potash Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Final decommissioning period	126 years